Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,977)	$ (13,174)	$ (19,578)	$ (9,453)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	281	497	632	835
Share-based compensation	2,569	1,004	1,244	589
Noncash lease expense	2	60	61	280
Change in fair value of contingent payment obligation			8,367	1,094
Loss on changes in fair value of contingent payment obligations	2,996	3,487
Loss on disposal/impairment of equipment and intangible assets	25	413	487	412
Loan forgiveness	(194)
Noncash expense for amendment of equity-related agreements		2,211	2,211
Inventory impairment charges				6
Changes in operating assets and liabilities:
Accounts receivable				2
Finished goods inventories				81
Prepaid expenses and other assets	624	192	292	221
Accounts payable and accrued expenses	(4,139)	1,302	1,757	2,790
Operating lease liabilities	(107)	(174)	(250)	(230)
Total adjustments	2,057	8,992	14,801	6,080
Net cash used in operating activities	(6,920)	(4,182)	(4,777)	(3,373)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment			2	30
Purchases of property and equipment	(2)	(3)	(3)	(5)
Payments for patent costs and other intangible assets				(18)
Net cash used in investing activities	(2)	(3)	(1)	7
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock, including contingent payment rights in private offerings	5,186	3,057	4,801
Net proceeds from exercise of options and warrants	936	1,225	1,575	29
Net proceeds from debt financings		1,244	1,244	3,068
Debt repayments			(1,272)	(1,200)
Principal payments on long-term debt	(67)	(1,251)		(1)
Net cash provided by financing activities	6,055	4,275	6,348	1,896
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(867)	90	1,570	(1,470)
CASH AND CASH EQUIVALENTS, beginning of period	1,627	57	57	1,527
CASH AND CASH EQUIVALENTS, end of period	$ 760	$ 147	1,627	57
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			61	4
Cash paid for income taxes